Share-Based Compensation (Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Total Compensation Expense	¥ 19,931	¥ 81,601	¥ 103,449
Fulfillment
Share-Based Compensation
Compensation expense, portion recorded in Fulfillment	1,011	4,885	6,443
Sales and marketing
Share-Based Compensation
Compensation expense, portion recorded in Sales and marketing	3,661	19,943	33,955
Technology and content
Share-Based Compensation
Compensation expense, portion recorded in Technology and content	2,006	11,290
Total Compensation Expense			12,184
General and administrative
Share-Based Compensation
Total Compensation Expense	¥ 13,253	¥ 45,483	¥ 50,867